Significant accounting policies - Future Changes to Accounting Standards (Details) $ in Millions	Jan. 01, 2019 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 4,204
Lease liabilities	4,401
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	2,257
Lease liabilities	2,304
IFRS 16 | Adjustments for new IFRSs | Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	2,100
Lease liabilities	2,100
IFRS 16 | Adjustments for new IFRSs | Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	2,300
Lease liabilities	$ 2,300